Segments - Summary of Segments Banking by Line of Business (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Underlying income
- Net interest income	€ 13,647	€ 13,241	€ 12,561
- Net commission income	2,710	2,433	2,318
Underlying expenditure
- Additions to loan loss provision	676	974
Taxation	2,539	1,705	1,924
Net result IFRS (continuing operations)	5,546	4,609	5,410
Net result attributable to Equityholders of the parent	5,464	4,975	4,926
Underlying [member]
Underlying expenditure
- Operating expenses	10,505	10,430	10,593
Taxation	2,418	2,064	1,953
Net result attributable to Equityholders of the parent	5,516	5,300	5,095
Special items [member]
Underlying expenditure
- Operating expenses		(1,157)	(77)
Taxation	(121)	358	19
Net result attributable to Equityholders of the parent	0	799	58
Divestments [member]
Underlying expenditure
Net result attributable to Equityholders of the parent			(367)
Segments Banking Activities [Member]
Underlying expenditure
Net result attributable to Equityholders of the parent	5,516	4,501	5,404
Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	13,646	13,241	12,590
- Net commission income	2,714	2,433	2,320
- Total investment and other income	2,162	2,195	2,803
Total underlying income	18,521	17,869	17,713
Underlying expenditure
- Operating expenses	9,829	9,456	9,246
- Additions to loan loss provision	676	974	1,347
Total underlying expenses	10,505	10,430	10,593
Underlying result before taxation	8,016	7,439	7,120
Taxation	2,418	2,064	1,953
Non-controlling interests	82	75	72
Underlying net result	5,516	5,300	5,095
Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)	0	(799)	(58)
Segments Banking Activities [Member] | Divestments [member]
Underlying expenditure
Net result IFRS (continuing operations)			367
Retail Netherlands [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result attributable to Equityholders of the parent	1,678	1,090	1,046
Retail Netherlands [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	3,610	3,653	3,683
- Net commission income	601	546	515
- Total investment and other income	257	237	205
Total underlying income	4,468	4,436	4,403
Underlying expenditure
- Operating expenses	2,212	2,560	2,475
- Additions to loan loss provision	13	171	433
Total underlying expenses	2,224	2,731	2,908
Underlying result before taxation	2,243	1,705	1,495
Taxation	566	422	391
Underlying net result	1,678	1,282	1,104
Retail Netherlands [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)		(192)	(58)
Retail Belgium [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result attributable to Equityholders of the parent	491	235	583
Retail Belgium [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	1,842	1,936	1,953
- Net commission income	408	385	397
- Total investment and other income	224	253	195
Total underlying income	2,473	2,573	2,546
Underlying expenditure
- Operating expenses	1,584	1,438	1,532
- Additions to loan loss provision	104	175	169
Total underlying expenses	1,688	1,613	1,701
Underlying result before taxation	785	961	845
Taxation	296	306	255
Non-controlling interests	(2)	1	6
Underlying net result	491	653	583
Retail Belgium [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)		(418)
Retail Germany [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result attributable to Equityholders of the parent	625	738	681
Retail Germany [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	1,704	1,689	1,634
- Net commission income	215	183	172
- Total investment and other income	(28)	51	104
Total underlying income	1,891	1,923	1,910
Underlying expenditure
- Operating expenses	1,032	886	842
- Additions to loan loss provision	(10)	(18)	57
Total underlying expenses	1,022	868	899
Underlying result before taxation	869	1,055	1,012
Taxation	241	315	328
Non-controlling interests	2	2	2
Underlying net result	625	738	681
Retail Other [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result attributable to Equityholders of the parent	569	608	781
Retail Other [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	2,437	2,107	1,935
- Net commission income	384	320	278
- Total investment and other income	207	432	195
Total underlying income	3,028	2,859	2,408
Underlying expenditure
- Operating expenses	1,919	1,723	1,594
- Additions to loan loss provision	284	278	210
Total underlying expenses	2,203	2,001	1,804
Underlying result before taxation	825	858	604
Taxation	188	178	142
Non-controlling interests	67	60	48
Underlying net result	569	620	414
Retail Other [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)		(12)
Retail Other [member] | Segments Banking Activities [Member] | Divestments [member]
Underlying expenditure
Net result IFRS (continuing operations)			367
Wholesale Banking [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result attributable to Equityholders of the parent	2,508	2,078	2,717
Wholesale Banking [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	3,827	3,750	3,538
- Net commission income	1,108	1,003	962
- Total investment and other income	1,804	1,266	2,231
Total underlying income	6,739	6,019	6,731
Underlying expenditure
- Operating expenses	2,792	2,572	2,559
- Additions to loan loss provision	284	368	478
Total underlying expenses	3,076	2,940	3,036
Underlying result before taxation	3,663	3,079	3,694
Taxation	1,140	840	961
Non-controlling interests	15	11	16
Underlying net result	2,508	2,227	2,717
Wholesale Banking [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)		(149)
Corporate Line Banking [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result attributable to Equityholders of the parent	(356)	(248)	(404)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	226	106	(153)
- Net commission income	(3)	(3)	(4)
- Total investment and other income	(301)	(44)	(127)
Total underlying income	(78)	59	(285)
Underlying expenditure
- Operating expenses	290	278	245
- Additions to loan loss provision	1
Total underlying expenses	291	278	245
Underlying result before taxation	(369)	(219)	(530)
Taxation	(13)	2	(125)
Underlying net result	(356)	(221)	€ (404)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)	€ 0	€ (27)